Consolidated Statement of Changes in Stockholders' Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Treasury Stock [Member]
Purchase of treasury stock (in shares)			196,635
Retained Earnings [Member]
Cash dividends per share (in dollars per share)	$ 1.08	$ 1.08	$ 1.07
Common Stock [Member]
Common stock, issuance cost	$ 760	$ 697
Cash dividends per share (in dollars per share)	$ 1.08	$ 1.08	$ 1.07